Stock-Based Compensation (Details) - Schedule of Exercise Prices and Exercise Periods	12 Months Ended
Mar. 31, 2024 ¥ / shares shares
Schedule of Exercise Prices and Exercise Periods [Line Items]
Number of options	3,253,565
Exercise Price One [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Number of options	1,533,252
Exercise price | ¥ / shares	¥ 13.938
Exercise Price Two [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Number of options	613,369
Exercise price | ¥ / shares	¥ 25.8524
Exercise Price Three [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Number of options	1,106,944
Exercise price | ¥ / shares	¥ 52.5376
Minimum [Member] | Exercise Price One [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Exercise period	2021
Minimum [Member] | Exercise Price Two [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Exercise period	2021
Minimum [Member] | Exercise Price Three [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Exercise period	2021
Maximum [Member] | Exercise Price One [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Exercise period	2031
Maximum [Member] | Exercise Price Two [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Exercise period	2026
Maximum [Member] | Exercise Price Three [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Exercise period	2026